Related party transactions - Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates (Detail) - Joint ventures and associates [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Commitments and other contingencies	$ 829	$ 1,017
Other fees received for services rendered	50	48
Other fees paid for services received	$ 107	$ 108